Note 10 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Sales	$ 593,134	$ 670,165
Non-current assets	386,292	399,752
CANADA
Statement Line Items [Line Items]
Sales	58,147	75,485
Non-current assets	232,219	233,678
UNITED STATES
Statement Line Items [Line Items]
Sales	534,987	594,680
Non-current assets	$ 154,073	$ 166,074